Financial Instruments - Long-Term Debt Narrative (Details) - USD ($)			12 Months Ended
	Nov. 21, 2016	Jun. 03, 2016	Dec. 31, 2016	Oct. 31, 2015	Oct. 05, 2015	Sep. 03, 2015
Debt Instrument [Line Items]
Repurchased debt	$ 3,400,000,000
Redemption value	3,700,000,000
Loss on early redemption of debt	312,000,000		$ 312,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 6,000,000,000	$ 5,000,000,000
Weighted average interest rate	3.10%	2.09%
Redemption price, percentage	100.00%	100.00%	100.00%
Unsecured Debt [Member] | US Treasury Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.10%	0.05%	0.05%
Unsecured Debt [Member] | US Treasury Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.20%	0.15%	0.50%
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,000,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	1,000,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	1,750,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	1,000,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2046 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	1,250,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 6.20%, Due 2019 [Member]
Debt Instrument [Line Items]
Repurchased debt	$ 3,270,000,000
Interest rate, percentage			6.20%
Hospira [Member]
Debt Instrument [Line Items]
Fair value of debt acquired						$ 1,928,000,000
Hospira [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,700,000,000	$ 1,700,000,000	$ 1,750,000,000